Inventories, Net - Schedule of Inventories (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Inventory [Abstract]
Raw materials	$ 707,430	$ 720,041
Finished goods	1,608,488	1,141,525
Inventories valuation allowance	(122,739)	(124,512)	$ (69,746)
Total inventories, net	$ 2,193,179	$ 1,737,054